Schedule of Investments (unaudited)
September 30, 2024
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 80.3%
Communication Services — 6.9%
Diversified Telecommunication Services — 0.8%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$6,000,000	$4,911,322 (a)
Cogent Communications Group Inc./Cogent Communications Finance Inc., Senior Notes	7.000%	6/15/27	300,000	305,154 (a)
Cogent Communications Group LLC, Senior Secured Notes	3.500%	5/1/26	13,062,000	12,744,318 (a)
Total Diversified Telecommunication Services				17,960,794
Entertainment — 1.2%
Live Nation Entertainment Inc., Senior Notes	4.875%	11/1/24	7,914,000	7,901,095 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	4,000,000	4,082,492 (a)
Live Nation Entertainment Inc., Senior Secured Notes	3.750%	1/15/28	6,160,000	5,934,542 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	7,044,000	6,563,629 (a)
Total Entertainment				24,481,758
Interactive Media & Services — 1.9%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	24,311,000	22,314,394 (a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	19,425,000	18,039,504 (a)
Total Interactive Media & Services				40,353,898
Media — 2.7%
Cable One Inc., Senior Notes	4.000%	11/15/30	21,432,000	17,101,229 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	12,549,000	12,112,740
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,600,000	2,271,894
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	7,547,000	6,912,245 (a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	12,700,000	10,303,286 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,488,000	6,160,980
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	4,416,000	2,277,195
Total Media				57,139,569
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	6,292,000	5,539,082 (a)

Total Communication Services				145,475,101
Consumer Discretionary — 15.5%
Automobiles — 0.7%
Ford Motor Credit Co. LLC, Senior Notes	4.063%	11/1/24	11,437,000	11,424,211
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	950,000	939,476
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,963,000	1,962,691
Total Automobiles				14,326,378
Broadline Retail — 0.7%
QVC Inc., Senior Secured Notes	6.875%	4/15/29	4,759,000	3,958,637 (a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	16,882,000	10,923,749
Total Broadline Retail				14,882,386
Diversified Consumer Services — 2.5%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	12,597,000	12,488,915 (a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	20,428,000	20,439,709 (a)
Matthews International Corp., Secured Notes	8.625%	10/1/27	19,100,000	19,496,306 (a)
Total Diversified Consumer Services				52,424,930
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — 7.6%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	$30,816,000	$26,515,005 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	16,337,000	17,226,942 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	9,000,000	9,088,963 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	20,000,000	21,593,867 (a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	1,148,000	1,150,108 (a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	7,460,000	7,811,120 (a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	25,924,000	26,118,948 (a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	3,787,000	3,783,803 (a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	2,000,000	2,001,373 (a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	9,596,000	10,084,024 (a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	27,132,000	27,112,365 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	7,679,000	7,781,753 (a)
Total Hotels, Restaurants & Leisure				160,268,271
Household Durables — 0.9%
Century Communities Inc., Senior Notes	6.750%	6/1/27	4,432,000	4,478,327
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	13,365,000	14,135,693 (a)
Total Household Durables				18,614,020
Specialty Retail — 2.6%
Arko Corp., Senior Notes	5.125%	11/15/29	17,935,000	16,678,777 (a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	11,341,000	12,668,249 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	7,175,000	6,932,969 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	19,936,000	19,770,418 (a)
Total Specialty Retail				56,050,413
Textiles, Apparel & Luxury Goods — 0.5%
VF Corp., Senior Notes	2.400%	4/23/25	2,804,000	2,757,457
VF Corp., Senior Notes	2.950%	4/23/30	9,371,000	8,229,212
Total Textiles, Apparel & Luxury Goods				10,986,669

Total Consumer Discretionary				327,553,067
Consumer Staples — 3.1%
Beverages — 0.5%
Phinia Inc., Senior Notes	6.625%	10/15/32	10,600,000	10,695,251 (a)
Consumer Staples Distribution & Retail — 0.2%
Walgreens Boots Alliance Inc., Senior Notes	3.200%	4/15/30	3,500,000	2,842,891
Walgreens Boots Alliance Inc., Senior Notes	4.500%	11/18/34	2,000,000	1,552,562
Total Consumer Staples Distribution & Retail				4,395,453
Tobacco — 2.4%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	18,244,000	18,262,177 (a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	31,933,000	32,394,304 (a)
Total Tobacco				50,656,481

Total Consumer Staples				65,747,185
Energy — 12.6%
Energy Equipment & Services — 0.8%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	16,766,000	17,284,003 (a)
Oil, Gas & Consumable Fuels — 11.8%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	6,391,000	6,629,327 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	$10,610,000	$10,622,694 (a)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	3,880,000	3,706,001 (b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	15,697,000	14,157,203 (b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	8,000,000	8,184,640
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	4,030,000	4,277,555 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	15,813,000	15,021,480 (b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	38,903,000	38,747,761 (a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	9,145,000	7,692,705 (a)
New Fortress Energy Inc., Senior Secured Notes	8.750%	3/15/29	22,355,000	16,849,281 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	5,600,000	5,586,000 (a)
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,533,000	6,119,607
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	7,800,000	7,813,650 (a)
Rockies Express Pipeline LLC, Senior Notes	3.600%	5/15/25	10,428,000	10,260,057 (a)
Rockies Express Pipeline LLC, Senior Notes	4.950%	7/15/29	5,429,000	5,196,506 (a)
Rockies Express Pipeline LLC, Senior Notes	4.800%	5/15/30	7,800,000	7,355,537 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	28,397,000	28,080,362 (a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	14,710,000	15,400,399 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	5,000,000	5,014,215
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	21,803,000	21,483,926 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	2,700,000	2,567,196 (a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	4,500,000	4,489,050 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	4,625,000	4,562,805 (a)
Total Oil, Gas & Consumable Fuels				249,817,957

Total Energy				267,101,960
Financials — 23.3%
Banks — 4.7%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. Term SOFR + 4.436%)	6.500%	10/23/24	9,625,000	9,627,536 (c)(d)
Huntington National Bank, Senior Notes (5.699% to 11/18/24 then SOFR + 1.215%)	5.699%	11/18/25	1,250,000	1,250,145 (d)
Popular Inc., Senior Notes	7.250%	3/13/28	11,130,000	11,760,837
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	20,303,000	21,225,579 (a)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	8,690,000	8,253,386 (d)
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	32,934,000	32,029,329 (c)(d)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	9,564,000	8,820,782 (d)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. Term SOFR + 5.120%)	5.250%	6/1/30	6,225,000	6,061,594 (d)
Total Banks				99,029,188
Capital Markets — 1.8%
CI Financial Corp., Senior Notes	7.500%	5/30/29	9,100,000	9,494,257 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
CI Financial Corp., Senior Notes	3.200%	12/17/30	$15,064,000	$12,770,236
XP Inc., Senior Notes	6.750%	7/2/29	16,250,000	16,681,136 (a)
Total Capital Markets				38,945,629
Consumer Finance — 7.0%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	9,750,000	9,763,055
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	12,676,000	13,571,623 (a)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	8,280,000	8,919,220 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	7,990,000	8,428,308 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	13,000,000	14,005,056 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	11,522,000	12,415,162 (a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	9,200,000	9,530,611 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	13,259,000	12,209,334 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	27,829,000	27,477,621 (a)
Synchrony Bank, Senior Notes	5.400%	8/22/25	1,542,000	1,545,659
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	15,893,000	16,520,827
World Acceptance Corp., Senior Notes	7.000%	11/1/26	14,619,000	14,283,886 (a)
Total Consumer Finance				148,670,362
Financial Services — 6.9%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	4,020,000	4,015,046 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	29,788,000	29,801,708 (a)
Enact Holdings Inc., Senior Notes	6.250%	5/28/29	5,970,000	6,201,904
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	20,595,000	20,799,323 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,696,000	9,726,155 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	18,300,000	19,555,307 (a)
NMI Holdings Inc., Senior Notes	6.000%	8/15/29	4,080,000	4,195,472
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	5,335,000	5,094,296 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	14,950,000	15,244,492 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	5,757,000	5,724,366 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	26,706,000	26,035,303 (a)
Total Financial Services				146,393,372
Insurance — 2.8%
Ardonagh Group Finance Ltd., Senior Notes	8.875%	2/15/32	4,520,000	4,675,237 (a)
First American Financial Corp., Senior Notes	5.450%	9/30/34	3,500,000	3,486,500
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	6,405,000	6,409,261 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	15,000,000	15,432,540 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	15,144,000	15,727,650 (a)
Ryan Specialty LLC, Senior Secured Notes	4.375%	2/1/30	14,093,000	13,599,040 (a)
Total Insurance				59,330,228
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	1,850,000	1,873,665 (a)

Total Financials				494,242,444
Health Care — 0.6%
Health Care Equipment & Supplies — 0.2%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	4,263,000	4,061,157 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — 0.1%
Owens & Minor Inc., Senior Notes	4.500%	3/31/29	$1,875,000	$1,697,399 (a)
Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	6,250,000	6,258,775

Total Health Care				12,017,331
Industrials — 9.1%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	4.875%	5/1/25	6,180,000	6,157,632
Building Products — 0.9%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	15,977,000	16,733,239 (a)
Williams Scotsman Inc., Senior Secured Notes	6.125%	6/15/25	2,445,000	2,444,670 (a)
Total Building Products				19,177,909
Construction & Engineering — 0.7%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	14,885,000	14,838,971 (a)
Electrical Equipment — 1.2%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	14,244,000	14,469,802
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	10,438,000	10,696,664 (a)
Total Electrical Equipment				25,166,466
Ground Transportation — 2.7%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	34,850,000	34,936,425 (a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	14,917,000	15,219,621 (a)
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	6,303,000	6,374,930 (a)
Total Ground Transportation				56,530,976
Passenger Airlines — 2.0%
Air Canada Pass-Through Trust	5.250%	4/1/29	1,057,027	1,059,939 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	4,920,958	4,606,241 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	31,624,000	31,385,792 (a)
British Airways Pass-Through Trust	3.300%	12/15/32	1,959,090	1,839,532 (a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	4,661,000	4,711,126 (a)
Total Passenger Airlines				43,602,630
Professional Services — 1.0%
Concentrix Corp., Senior Notes	6.850%	8/2/33	20,460,000	21,204,429
Trading Companies & Distributors — 0.3%
Fortress Transportation and Infrastructure Investors LLC, Senior Notes	7.000%	6/15/32	5,822,000	6,116,600 (a)

Total Industrials				192,795,613
Information Technology — 3.8%
Communications Equipment — 1.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	12,200,000	12,200,000 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	11,200,000	10,852,633 (a)
Nokia oyj, Senior Notes	6.625%	5/15/39	9,388,000	9,971,464
Total Communications Equipment				33,024,097
IT Services — 1.0%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	10,095,000	10,092,981 (a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	7,896,000	7,772,618 (a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	3,640,000	3,779,341 (a)
Total IT Services				21,644,940
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 0.6%
Qorvo Inc., Senior Notes	3.375%	4/1/31	$13,924,000	$12,481,181 (a)
Software — 0.6%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	7,867,000	8,052,024 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	5,570,000	5,153,585 (a)
Total Software				13,205,609

Total Information Technology				80,355,827
Materials — 3.5%
Chemicals — 1.8%
Ashland Inc., Senior Notes	6.875%	5/15/43	7,907,000	8,489,445
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	29,546,000	29,551,168 (a)
Total Chemicals				38,040,613
Metals & Mining — 1.7%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	4,110,000	4,160,309 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	23,781,000	24,051,509 (a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	6,425,000	6,605,787 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,850,000	1,950,690
Total Metals & Mining				36,768,295

Total Materials				74,808,908
Real Estate — 1.1%
Hotel & Resort REITs — 0.8%
XHR LP, Senior Secured Notes	6.375%	8/15/25	11,081,000	11,088,748 (a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	5,658,000	5,428,051 (a)
Total Hotel & Resort REITs				16,516,799
Real Estate Management & Development — 0.3%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	7,670,000	7,477,385 (a)

Total Real Estate				23,994,184
Utilities — 0.8%
Water Utilities — 0.8%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	16,536,000	16,674,258 (a)

Total Corporate Bonds & Notes (Cost — $1,666,839,002)				1,700,765,878
Senior Loans — 5.6%
Communication Services — 1.1%
Diversified Telecommunication Services — 0.7%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	10.801%	8/15/28	19,188,871	14,439,625 (d)(e)(f)
Interactive Media & Services — 0.4%
TripAdvisor Inc., Initial Term Loan B (1 mo. Term SOFR + 2.750%)	7.595%	7/8/31	9,000,000	8,997,165 (d)(e)(f)

Total Communication Services				23,436,790
Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan (1 mo. Term SOFR + 4.364%)	9.210%	4/26/28	7,960,000	7,946,747 (d)(e)(f)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.250%)	7.095%	3/14/31	$2,487,500	$2,480,622 (d)(e)(f)
Travel + Leisure Co., 2023 Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.270%	12/14/29	967,563	971,554 (d)(e)(f)

Total Consumer Discretionary				11,398,923
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
New Fortress Energy Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	10/30/28	1,994,975	1,815,786 (d)(e)(f)

Financials — 2.1%
Insurance — 2.1%
Ardonagh Group Finco Pty Ltd., Syndicated USD Term Loan Facility B	8.354-8.535%	2/17/31	12,000,000	12,043,140 (d)(e)(f)
Broadstreet Partners Inc., 2024 Term Loan B	8.095%	6/13/31	14,214,375	14,174,077 (d)(e)(f)
HUB International Ltd., 2024 Incremental Term Loan Facility (3 mo. Term SOFR + 3.000%)	8.255%	6/20/30	4,962,593	4,960,956 (d)(e)(f)
Truist Insurance Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.854%	5/6/31	13,000,000	13,001,365 (d)(e)(f)

Total Financials				44,179,538
Health Care — 0.5%
Health Care Providers & Services — 0.5%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.354%	9/27/30	9,950,000	9,695,678 (d)(e)(f)

Industrials — 0.7%
Marine Transportation — 0.5%
Third Coast Infrastructure LLC, Initial Term Loan	—	9/25/30	11,500,000	11,442,500 (g)(h)
Passenger Airlines — 0.2%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.354%	2/14/31	3,731,250	3,697,818 (d)(e)(f)(h)

Total Industrials				15,140,318
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, Incremental Term Loan B (1 mo. Term SOFR + 2.250%)	7.095%	5/18/30	2,935,250	2,941,855 (d)(e)(f)

Utilities — 0.5%
Electric Utilities — 0.5%
NRG Energy Inc., Term Loan (3 mo. Term SOFR + 2.000%)	7.264%	4/16/31	9,950,000	9,978,606 (d)(e)(f)

Total Senior Loans (Cost — $118,453,474)				118,587,494
Convertible Bonds & Notes — 0.5%
Communication Services — 0.4%
Media — 0.4%
Cable One Inc., Senior Notes	1.125%	3/15/28	10,000,000	8,096,297

Industrials — 0.0%††
Air Freight & Logistics — 0.0%††
Air Transport Services Group Inc., Senior Notes	3.875%	8/15/29	1,475,000	1,392,547

Information Technology — 0.1%
IT Services — 0.1%
Block Inc., Senior Notes	0.250%	11/1/27	2,000,000	1,731,500

Total Convertible Bonds & Notes (Cost — $10,532,866)				11,220,344
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 BrandywineGLOBAL — Corporate Credit Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 0.3%
ALESCO Preferred Funding Ltd., PNN	—	3/23/35	$621,631	$275,068 *(a)(i)(j)
ALESCO Preferred Funding Ltd., 6A PPNE	—	3/23/35	336,608	141,978 *(a)(i)(j)
Cogent LLC, 2024-1A A2	7.924%	5/25/54	5,800,000	6,094,479 (a)(j)
Fort Sheridan CDO Ltd., 2005-1A, PPN2	—	11/5/41	611,948	315,807 *(a)(i)(j)
Taberna Preferred Funding Ltd., 2005-1A, PPN2	—	7/5/35	1,175,564	519,531 *(a)(i)(j)

Total Asset-Backed Securities (Cost — $8,363,109)				7,346,863
Total Investments before Short-Term Investments (Cost — $1,804,188,451)				1,837,920,579
			Shares
Short-Term Investments — 11.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $249,036,803)	4.932%		249,036,803	249,036,803 (k)(l)
Total Investments — 98.5% (Cost — $2,053,225,254)				2,086,957,382
Other Assets in Excess of Liabilities — 1.5%				32,254,123
Total Net Assets — 100.0%				$2,119,211,505

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	All or a portion of this loan has not settled as of September 30, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Restricted security (Note 3).
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $249,036,803 and the cost was $249,036,803 (Note 2).

Abbreviation(s) used in this schedule:
CDO	—	Collateralized Debt Obligation
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,700,765,878	—	$1,700,765,878
Senior Loans:
Industrials	—	3,697,818	$11,442,500	15,140,318
Other Senior Loans	—	103,447,176	—	103,447,176
Convertible Bonds & Notes	—	11,220,344	—	11,220,344
Asset-Backed Securities	—	7,346,863	—	7,346,863
Total Long-Term Investments	—	1,826,478,079	11,442,500	1,837,920,579
Short-Term Investments†	$249,036,803	—	—	249,036,803
Total Investments	$249,036,803	$1,826,478,079	$11,442,500	$2,086,957,382

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$189,881,342	$615,271,399	615,271,399	$556,115,938	556,115,938

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$8,721,032	—	$249,036,803

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale.

Security	Face Amount	Acquisition Date	Cost	Value at 9/30/2024	Value Per Unit	Percent of Net Assets
ALESCO Preferred Funding Ltd., PNN	$621,631	12/04, 7/05, 1/06	$621,631	$275,068 (a)(b)	$0.44	0.01%
ALESCO Preferred Funding Ltd., 6A PPNE	$336,608	3/05, 1/06	336,608	141,978 (a)(b)	0.42	0.01
Cogent LLC, 2024-1A A2	$5,800,000	4/24	5,799,825	6,094,479 (a)	1.05	0.29
Fort Sheridan CDO Ltd., 2005-1A, PPN2	$611,948	3/05, 5/06, 12/09	532,183	315,807 (a)(b)	0.52	0.02
Taberna Preferred Funding Ltd., 2005-1A, PPN2	$1,175,564	3/05, 5/06, 12/09	1,072,862	519,531 (a)(b)	0.44	0.02
			$8,363,109	$7,346,863		0.35%

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

BrandywineGLOBAL — Corporate Credit Fund 2024 Quarterly Report